Financial Risk Management - Summary of Aging Analysis of Gross Values of Trade Receivables and Contracts Assets by Risk Category (Detail) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	kr 58,303	kr 55,854
Not due [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	52,602	50,130
Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	2,094	2,154
Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	672	624
2021 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	541	726
Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	2,394	2,220
Country risk Low [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	37,929	34,613
Country risk Low [member] | Not due [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	36,439	33,620
Country risk Low [member] | Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	976	517
Country risk Low [member] | Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	171	63
Country risk Low [member] | 2021 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	51	105
Country risk Low [member] | Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	292	308
Country risk medium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	13,971	16,167
Country risk medium [member] | Not due [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	12,119	13,487
Country risk medium [member] | Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	689	1,243
Country risk medium [member] | Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	208	338
Country risk medium [member] | 2021 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	220	346
Country risk medium [member] | Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	735	753
Country risk high [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	6,403	5,074
Country risk high [member] | Not due [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	4,044	3,023
Country risk high [member] | Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	429	394
Country risk high [member] | Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	293	223
Country risk high [member] | 2021 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	270	275
Country risk high [member] | Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	kr 1,367	kr 1,159